UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Sterling Capital Enhanced Core Bond ETF

(SCEC) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Sterling Capital Enhanced Core Bond ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://sterlingcapital.com/investments/exchange-traded-funds/scec/#materials. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Enhanced Core Bond ETF	$20	0.39%
Fund Statistics
Net Assets	$584,808,094
Number of Portfolio Holdings	339
Advisory Fee	$1,037,300
Portfolio Turnover	76%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Bonds & Notes
10.8%
U.S. Government & Agencies
18.6%
Preferred Stocks
0.2%
Municipal Bonds
0.5%
Corporate Bonds
34.9%
Collateralized Mortgage Obligations
1.0%
Collateralized Loan Obligations
0.6%
Asset Backed Securities
33.4%

Value	Value
Asset Backed Securities	33.4
Collateralized Loan Obligations	0.6
Collateralized Mortgage Obligations	1.0
Corporate Bonds	34.9
Municipal Bonds	0.5
Preferred Stocks	0.2
U.S. Government & Agencies	18.6
U.S. Treasury Bonds & Notes	10.8

S

MCMLXX

PULSUS UT LIBERA™

STERLING

CAPITAL ACTIVE ETF

Material Fund Changes

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC (the “Adviser”), announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”) to be taken private pursuant to an arrangement whereby DGAM would purchase all of the issued and outstanding shares of Guardian, other than shares held by certain shareholders who entered into equity rollover agreements (the “Transaction”). The closing of the Transaction occurred on March 23, 2026.

The Adviser is now an indirect, wholly-owned subsidiary of Desjardins and is anticipated to continue to operate as a standalone entity. To provide continuity and stability, the Adviser’s team of management and senior professionals will continue servicing the Adviser’s clients, including the Fund.

At a meeting held on October 23, 2025, the Board of Trustees of Capitol Series Trust approved an Agreement and Plan of Reorganization of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Reorganization”). The Reorganization was originally expected to occur in March 2026, but was postponed. Shareholders approved the Reorganization at a special meeting held on August 18, 2026, and the Reorganization is expected to occur in September 2026.

Sterling Capital Enhanced Core Bond ETF

Semi-Annual Shareholder Report - June 30, 2026

Additional information is available on the Fund's website (https://sterlingcapital.com/investments/exchange-traded-funds/scec/#materials), including its:

  Prospectus
  Financial information
  Holdings
  Proxy voting information

TSR-SAR 063026-SCEC

(b)	Not Applicable.

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Sterling Capital Enhanced Core Bond ETF

SCEC

Semi-Annual Financial Statements

and Additional Information

June 30, 2026

1-888-228-1872

www.sterlingcapital.com/etf

LISTED ON THE CBOE BZX EXCHANGE, INC. (“EXCHANGE”)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an eﬀective prospectus. Nothing herein contained is to be considered an oﬀer of sale or solicitation of an oﬀer to buy shares of the Fund. Such oﬀering is made only by prospectus, which includes details as to oﬀering price and other material information.

Distributed by Northern Lights Distributors LLC

Member FINRA

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments

June 30, 2026 (Unaudited)

Shares		Fair Value
	PREFERRED STOCKS — 0.2%
	ASSET MANAGEMENT — 0.2%
37,100	Apollo Global Management, Inc., 7.47%	$946,421
	TOTAL PREFERRED STOCKS (Cost $966,538)	946,421

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 34.5%
	AUTO LOAN — 1.7%
1,617,000	Avis Budget Rental Car Funding AESOP, LLC Series 1A A(a)		5.3600	06/20/30	1,643,595
250,000	Avis Budget Rental Car Funding AESOP, LLC Series 3A A(a)		5.2300	12/20/30	253,431
2,249,000	Avis Budget Rental Car Funding, LLC Series 4A A(a)		5.4500	12/20/32	2,261,758
155,000	Enterprise Fleet Financing 2024-3, LLC Series 3 A4(a)		5.0600	03/20/31	156,316
2,000,000	Hertz Vehicle Financing III, LLC Series 1A A(a)		5.0900	11/25/30	2,004,711
1,335,000	Hertz Vehicle Financing III, LLC Series 2A A(a)		5.4800	01/27/31	1,354,432
2,383,482	M&T Bank RV Trust 2026-1 Series 1A A(a)		4.3500	01/15/46	2,352,971
					10,027,214
	COLLATERALIZED LOAN OBLIGATIONS — 6.1%
4,516,000	Ares XLIV CLO Ltd. Series 44A A1RR(a)(b)	TSFR3M + 1.130%	4.8030	04/15/34	4,520,439
3,350,000	Barings Clo Ltd. 2021-III Series 3A AR(b)(c)	TSFR3M + 1.130%	4.8050	01/18/35	3,350,620
2,275,056	Carlyle US CLO 2017-3 Ltd. Series 3A A1R2 3A(a)(b)	TSFR3M + 1.400%	5.0720	10/21/37	2,279,995
1,000,000	CarVal CLO XI C Ltd. Series 3A A1(a)(b)	TSFR3M + 1.390%	5.0650	10/20/37	1,001,751
1,195,000	CTM CLO 2025-1 Ltd. Series 1A A1(a)(b)	TSFR3M + 1.500%	5.1730	07/15/38	1,199,228
2,673,000	Dryden 53 CLO Ltd. Series 53A BR(a)(b)	TSFR3M + 1.300%	4.9730	01/15/31	2,672,949
5,800,000	Fortress Credit Bsl XXI Ltd. Series 1A AR(a)(b)	TSFR3M + 1.380%	5.0440	04/24/37	5,809,217
4,182,000	LCM 33 Ltd. Series 33A AR(a)(b)	TSFR3M + 1.180%	4.8550	07/20/34	4,183,255
500,000	LCM 40 Ltd. Series 40A A2R(a)(b)	TSFR3M + 1.650%	5.3230	01/15/38	500,543
2,500,000	Magnetite XXI Ltd. Series 21AR BR2(a)(b)	TSFR3M + 1.300%	4.9310	04/20/34	2,500,000

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,031,000	Neuberger Berman Loan Advisers CLO 41 Ltd. Series 41A AR(a)(b)	TSFR3M + 1.050%	4.7230	04/15/34	$3,034,064
3,800,000	Oaktree CLO 2019-3 Ltd. Series 3A BR2(a)(b)	TSFR3M + 1.750%	5.4250	01/20/38	3,813,300
685,000	Symphony CLO XXV Ltd. Series 25A AR(a)(b)	TSFR3M + 1.050%	4.7250	04/19/34	685,366
					35,550,727
	COLLATERALIZED MORTGAGE OBLIGATIONS — 22.9%
105,000	BANK 2020-BNK29 Series BN29 A4		1.9970	11/15/53	92,690
200,000	BANK 2023-BNK46 Series BNK46 A4		5.7450	08/15/56	207,333
3,910,000	BANK 2026-BNK52 Series BNK52 A5		5.5860	06/15/36	4,060,054
1,390,000	BANK5 2023-5YR1 Series 5YR1 A3		6.2600	04/15/56	1,415,644
500,000	BANK5 2023-5YR2 Series 5YR2 A3		6.6560	07/15/56	514,516
4,311,000	BANK5 2023-5YR3 Series 5YR3 AS		7.5590	09/15/56	4,507,229
3,462,454	BANK5 2023-5YR4 Series 5YR4 A3		6.5000	12/15/56	3,565,038
494,000	BANK5 2023-5YR4 Series 5YR4 AS		7.2740	12/15/56	515,022
676,000	BANK5 2023-5YR4 Series 5YR4 B		7.8580	12/15/56	708,863
1,189,928	BANK5 2024-5YR5 Series 5YR5 A3		5.7020	02/15/29	1,210,686
1,263,000	BANK5 2024-5YR5 Series 5YR5 AS		6.2680	02/15/29	1,291,723
864,000	BANK5 2024-5YR9 Series 5YR9 AS		6.1820	08/15/57	885,230
3,804,000	BANK5 2025-5YR18 Series 5YR18 A3		5.1450	12/15/58	3,841,725
2,831,000	BANK5 2025-5YR19 Series 5YR19 A3		5.2700	12/15/30	2,874,552
1,082,000	BANK5 2026-5YR21 Series 5YR21 A3		5.5250	04/15/59	1,108,966
1,642,000	BANK5 2026-5YR22 Series 5YR22 A3		5.7130	06/15/59	1,694,872
2,500,000	BANK5 Trust 2024-5YR6 Series 5YR6 A3		6.2250	05/15/57	2,577,447
2,915,000	BANK5 Trust 2024-5YR6 Series 5YR6 AS		6.7900	05/15/57	3,024,384
2,467,000	BBCMS Mortgage Trust 2024-5C25 Series 5C25 A3		5.9460	03/15/57	2,524,396
667,000	BBCMS Mortgage Trust 2024-5C25 Series 5C25 AS		6.3580	03/15/57	684,715
2,190,000	BBCMS Mortgage Trust 2025-5C36 Series 5C36 A3		5.5170	08/15/58	2,241,257
243,000	Benchmark 2018-B1 Mortgage Trust Series B1 AM		3.8780	01/15/51	235,657
325,000	Benchmark 2018-B2 Mortgage Trust Series B2 AS		4.0840	02/15/51	306,770
1,141,000	Benchmark 2023-V2 Mortgage Trust Series V2 A3		5.8120	05/15/55	1,159,003
285,000	Benchmark 2023-V2 Mortgage Trust Series V2 AS		6.5370	05/15/55	290,996
3,522,000	Benchmark 2023-V3 Mortgage Trust Series V3 A3		6.3630	07/15/56	3,610,637

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
2,949,000	Benchmark 2024-V5 Mortgage Trust Series V5 A3		5.8050	01/10/57	$3,009,982
225,000	Benchmark 2024-V6 Mortgage Trust Series V6 A3		5.9260	03/15/57	230,552
4,187,000	Benchmark 2024-V6 Mortgage Trust Series V6 AS		6.3840	03/15/57	4,300,420
1,013,000	Benchmark 2024-V7 Mortgage Trust Series V7 A3		6.2280	05/15/56	1,047,664
653,000	Benchmark 2024-V7 Mortgage Trust Series V7 AS		6.5330	05/15/56	674,830
5,500,000	Benchmark 2024-V9 Mortgage Trust Series V9 A3		5.6020	08/15/57	5,602,447
916,000	Benchmark 2024-V9 Mortgage Trust Series V9 AS		6.0640	08/15/57	935,120
1,163,000	Benchmark 2025-V16 Mortgage Trust Series V16 A3		5.4390	08/15/57	1,184,944
1,579,000	Benchmark 2025-V19 Mortgage Trust Series V19 A3		5.2490	01/15/58	1,600,575
1,064,000	Benchmark 2026-B43 Mortgage Trust Series B43 A5(a)		5.5060	04/15/63	1,098,351
1,500,000	Benchmark 2026-V22 Series V22 A3		5.4680	05/15/59	1,533,803
3,510,000	BMO 2023-5C1 Mortgage Trust Series 5C1 A3		6.5340	08/15/56	3,603,587
180,000	BMO 2023-5C1 Mortgage Trust Series 5C1 AS		7.3550	08/15/56	186,342
2,880,000	BMO 2025-5C12 Mortgage Trust Series 5C12 A3		5.1800	10/15/58	2,906,221
1,878,000	BMO 2025-5C13 Mortgage Trust Series 5C13 A3		5.2270	12/15/58	1,899,827
254,000	BX Commercial Mortgage Trust 2024-VLT5 Series VLT5 A(a)(b)		5.5910	11/13/46	253,736
493,000	BX Commercial Mortgage Trust 2024-VLT5 Series VLT5 B(a)(b)		5.9950	11/13/46	496,051
1,208,000	BX Commercial Mortgage Trust 2024-VLT5 Series VLT5 C(a)(b)		6.3980	11/13/46	1,201,463
1,679,000	BX Commercial Mortgage Trust 2026-Vlt10 Series VLT10 A(a)(b)		5.3580	06/13/58	1,635,545
1,560,000	BX Commercial Mortgage Trust 2026-Vlt10 Series VLT10 E(a)(b)		7.5710	06/13/58	1,532,133
285,000	CD 2016-CD2 Mortgage Trust Series CD2 A4(b)		3.5260	11/10/49	281,853
1,606,000	CD 2017-CD3 Mortgage Trust Series CD3 A4		3.6310	02/10/50	1,582,040

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
377,000	CFCRE Commercial Mortgage Trust 2016-C7 Series C7 A3		3.8380	12/10/26	$375,434
2,000,000	Citigroup Commercial Mortgage Trust 2018-B2 Series B2 A4		4.0090	03/10/51	1,976,161
1,300,000	COMM 2017-COR2 Mortgage Trust Series COR2 A3		3.5100	09/10/50	1,284,566
630,000	CONE Commercial Mortgage Trust 2026-DFW3 Series DFW3 A(a)(b)		5.7510	05/15/43	628,631
847,000	CONE Commercial Mortgage Trust 2026-DFW3 Series DFW3 C(a)(b)		6.5040	05/15/43	844,585
671,000	CONE Commercial Mortgage Trust 2026-DFW3 Series DFW3 E(a)(b)		8.1030	05/15/43	677,063
308,000	DBJPM 20-C9 Mortgage Trust Series C9 A5		1.9260	08/15/53	274,983
1,675,009	Fannie Mae REMICS Series 74 GZ		4.0000	07/25/43	1,600,605
227,288	Fannie Mae REMICS Series 66 QZ		4.0000	10/25/44	216,053
48,332	Fannie Mae REMICS		3.0000	01/25/45	45,203
8,285,498	Freddie Mac REMICS Series 5243 B		3.5000	05/15/40	7,942,295
192,435	Freddie Mac REMICS Series 3197 DZ		5.0000	08/15/36	193,099
1,400,000	Freddie Mac REMICS Series 4112 PB		4.0000	09/15/42	1,335,536
58,228	Freddie Mac REMICS Series 4427 KA		2.2500	07/15/44	54,809
692,474	Freddie Mac REMICS Series 5300 AB		5.5000	01/25/49	695,288
217,503	FRESB 2018-SB52 Mortgage Trust Series SB52 A10F		3.4800	06/25/28	214,145
761,924	Government National Mortgage Association Series 90 AB		3.0000	07/20/49	679,156
1,000,946	Government National Mortgage Association Series 154 GA		6.0000	04/20/50	1,021,044
270,000	GS Mortgage Securities Trust 2016-GS4 Series GS4 A4		3.4420	11/10/49	269,028
535,000	GS Mortgage Securities Trust 2020-GSA2 Series GSA2 A5		2.0120	12/12/53	469,361
3,655,000	Hertz Vehicle Financing III, LLC Series 2A A(a)		5.5700	09/25/29	3,702,983
224,000	JP Morgan Chase Commercial Mortgage Securities Series JP4 A4		3.6480	12/15/49	222,818
598,000	JPMCC Commercial Mortgage Securities Trust Series JP5 A5		3.7230	03/15/50	593,294
900,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 5C2 A3		5.1070	11/15/30	906,873
300,000	Morgan Stanley Capital I 2017-HR2 Series HR2 A4		3.5870	12/15/50	294,581

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,622,000	Morgan Stanley Capital I Trust 2016-BNK2 Series BNK2 A4		3.0490	11/15/49	$1,600,587
1,483,000	Morgan Stanley Capital I Trust 2018-H3 Series H3 A5		4.1770	07/15/51	1,463,499
4,500,000	OneMain Direct Auto Receivables Trust 2025-1 Series 1A A(a)		5.3600	04/16/35	4,565,862
3,556,903	Progress Residential 2025-SFR1 Trust Series SFR1 A(a)		3.4000	02/17/42	3,376,638
2,802,173	SMB Private Education Loan Trust 2024-A Series A A1A(a)		5.2400	03/15/56	2,817,973
1,202,000	VDCM Commercial Mortgage Trust 2025-AZ Series AZ C(a)(b)		6.0330	07/13/44	1,189,934
452,000	Wells Fargo Commercial Mortgage Trust 2017-C40 Series C40 A4		3.5810	10/15/50	445,934
243,000	Wells Fargo Commercial Mortgage Trust 2017-C40 Series C40 AS		3.8540	10/15/50	237,514
130,000	Wells Fargo Commercial Mortgage Trust 2020-C58 Series C58 A4		2.0920	07/15/53	115,958
2,393,000	Wells Fargo Commercial Mortgage Trust 2025-5C5 Series 5C5 A3		5.5900	07/15/58	2,444,195
2,597,000	Wells Fargo Commercial Mortgage Trust 2025-5C6 Series 5C6 A3		5.1860	10/15/58	2,618,248
4,419,000	Wells Fargo Commercial Mortgage Trust 2025-5C7 Series 5C7 A3(a)		5.2030	12/15/58	4,457,659
					133,798,486
	OTHER ASSET BACKED SECURITIES — 3.4%
4,463,000	Barings Equipment Finance, LLC 2025-A Series A A3(a)		4.8200	08/13/32	4,499,707
1,502,940	Hilton Grand Vacations Trust 2026-1 Series 1A A(a)		4.6700	02/25/43	1,504,362
373,072	MVW 2024-2, LLC Series 2A A(a)		4.4300	03/20/42	371,592
2,735,360	MVW 2026-1, LLC Series 1A A(a)		4.6700	03/20/43	2,726,440
2,090,000	OneMain Financial Issuance Trust 2023-1 Series 1A A(a)		5.5000	06/14/38	2,128,643
1,947,000	QTS Issuer A.B.S II, LLC Series 3A A2(a)		6.1560	01/05/56	1,939,033
2,837,000	Stack Infrastructure Issuer, LLC Series 1A A2(a)		5.0000	05/25/50	2,760,988
859,000	Vantage Data Centers Issuer, LLC Series 2A A2(a)		5.2390	11/15/55	835,636
2,931,000	Vantage Data Centers, LLC Series 1A A2(a)		5.1320	08/15/55	2,881,006
					19,647,407

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	STUDENT LOANS — 0.5%
1,003,262	SMB Private Education Loan Trust 2024-E Series E A1A(a)		5.0900	10/16/56	$1,003,481
1,758,524	SMB Private Education Loan Trust 2026-A Series A A1A(a)		4.6800	05/16/39	1,725,337
					2,728,818
	TOTAL ASSET BACKED SECURITIES (Cost $203,181,254)				201,752,652

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 34.3%
	AEROSPACE & DEFENSE — 1.2%
848,000	ATI, Inc.		5.8750	06/15/33	860,285
895,000	BAE Systems plc(a)		5.1250	03/26/29	907,440
1,210,000	Boeing Company (The)		5.7050	05/01/40	1,231,018
830,000	Boeing Company (The)		5.9300	05/01/60	817,039
868,000	Bombardier, Inc.(a)		5.8750	01/15/35	872,298
1,930,000	Honeywell Aerospace, Inc.(a)		5.8520	03/16/66	1,946,139
460,000	Howmet Aerospace, Inc.		4.5500	11/15/32	452,910
					7,087,129
	ASSET MANAGEMENT — 1.6%
1,412,000	Apollo Debt Solutions BDC		6.9000	04/13/29	1,449,492
1,389,000	Ares Capital Corporation		5.2500	04/12/31	1,350,044
569,000	Ares Finance Co. III LLC(a)(b)	H15T5Y + 3.237%	4.1250	06/30/51	569,957
419,000	Ares Management Corporation		6.3750	11/10/28	433,646
1,388,000	Blackstone Secured Lending Fund		5.1250	01/31/31	1,329,996
332,000	Blue Owl Capital Corporation		5.9500	03/15/29	332,091
1,044,000	First Eagle Holdings, Inc.(a)		7.2500	08/15/32	1,052,243
1,420,000	Fortitude Group Holdings, LLC(a)		6.2500	04/01/30	1,452,141
824,000	Goldman Sachs Private Credit Corporation		5.8750	01/31/31	814,218
857,000	Golub Capital Private Credit Fund(a)		5.6000	04/15/31	820,787
					9,604,615
	AUTOMOTIVE — 0.2%
1,145,000	Hyundai Capital America(a)		5.4000	06/23/32	1,163,517

	BANKING — 3.3%
1,391,000	Bank of America Corporation(b)	SOFRRATE + 2.160%	5.0150	07/22/33	1,393,442
60,000	Bank of America Corporation(b)	SOFRRATE + 1.910%	5.2880	04/25/34	60,817

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,268,000	Bank of America Corporation(b)	SOFRRATE + 1.697%	5.7440	02/12/36	$1,294,213
842,000	Barclays plc		5.0880	06/20/30	844,466
4,000	Citigroup, Inc.(b)	SOFRRATE + 1.422%	2.9760	11/05/30	3,778
1,353,000	Citigroup, Inc.(b)	H15T5Y + 3.001%	6.6250	05/15/74	1,379,082
602,000	Citizens Financial Group, Inc.(b)	SOFRRATE + 2.010%	5.8410	01/23/30	617,109
1,069,000	Fifth Third Bancorp(b)	SOFRRATE + 1.660%	4.3370	04/25/33	1,031,309
1,428,000	Fifth Third Bancorp(b)	SOFRRATE + 1.240%	5.1410	01/29/37	1,402,280
837,000	JPMorgan Chase & Co(b)	SOFRRATE + 1.635%	5.5760	07/23/36	850,067
1,347,000	JPMorgan Chase & Company	SOFRRATE + 2.080%	4.9120	07/25/33	1,345,743
1,526,000	Macquarie Group Ltd.(a)(b)	SOFRRATE + 1.440%	2.6910	06/23/32	1,372,327
797,000	Mitsubishi UFJ Financial Group, Inc.(b)	H15T1Y + 0.970%	2.4940	10/13/32	706,042
789,000	Regions Financial Corporation	SOFRRATE + 2.060%	5.5020	09/06/35	799,301
873,000	Sumitomo Mitsui Financial Group, Inc.		2.1300	07/08/30	787,994
438,000	Sumitomo Mitsui Financial Group, Inc.		5.3340	03/03/41	426,601
1,143,000	Toronto-Dominion Bank (The)(b)	USSW5 + 2.205%	3.6250	09/15/31	1,140,408
1,168,000	Wells Fargo & Co.(b)	SOFRRATE + 2.100%	4.8970	07/25/33	1,160,889
971,000	Wells Fargo & Company(b)	TSFR3M + 1.432%	2.8790	10/30/30	914,172
1,054,000	Wells Fargo & Company(b)	SOFRRATE + 2.530%	3.0680	04/30/41	805,327
1,238,000	Westpac Banking Corporation(b)	USISOA05 + 2.236%	4.3220	11/23/31	1,235,866
					19,571,233
	BEVERAGES — 0.1%
823,000	Bacardi Ltd. / Bacardi-Martini BV(a)		5.4000	06/15/33	825,103

	BIOTECH & PHARMA — 1.0%
1,408,000	Amgen, Inc.		5.6000	03/02/43	1,400,271
806,000	CSL Finance plc(a)		4.2500	04/27/32	775,041
1,563,000	Eli Lilly & Company		5.5500	10/15/55	1,563,443

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,860,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		5.1250	04/30/31	$1,841,002
					5,579,757
	CABLE & SATELLITE — 0.3%
583,000	CCO Holdings, LLC / CCO Holdings Capital(a)		4.2500	01/15/34	494,098
496,000	Charter Communications Operating, LLC / Charter		6.1000	06/01/29	508,218
866,000	Space Exploration Technologies Corporation(a)		5.6500	07/15/33	861,088
					1,863,404
	COMMUNICATIONS — 0.5%
2,784,000	WULF Compute, LLC(a)		7.7500	10/15/30	2,925,881

	CONSTRUCTION MATERIALS — 0.2%
1,086,000	CRH America Finance, Inc.		5.0000	02/09/36	1,062,547

	E-COMMERCE DISCRETIONARY — 0.2%
976,000	Amazon.com, Inc.		2.8750	05/12/41	723,195
278,000	Amazon.com, Inc.		5.8000	03/13/56	276,421
					999,616
	ELECTRIC UTILITIES — 2.8%
759,000	Alpha Generation, LLC(a)		6.2500	01/15/34	747,334
3,987,000	Appalachian Power Recovery Funding, LLC		5.8360	04/01/46	4,077,077
742,000	CenterPoint Energy Houston Electric, LLC		5.1500	03/01/34	749,995
766,000	CMS Energy Corporation		4.7000	03/31/43	657,322
1,151,000	DTE Electric Company		5.2500	05/15/35	1,164,762
1,175,000	Duke Energy Florida, LLC		6.2000	11/15/53	1,244,002
1,504,000	Duke Energy Progress, LLC		3.6000	09/15/47	1,112,982
1,231,000	Entergy Louisiana, LLC		5.7000	03/15/54	1,212,392
330,000	Eversource Energy		3.3750	03/01/32	303,854
1,202,000	FirstEnergy Transmission, LLC		4.7500	01/15/33	1,179,052
211,000	Indiana Michigan Power Company		4.5500	03/15/46	181,413
349,000	Nevada Power Company(b)	H15T5Y + 1.936%	6.2500	05/15/55	351,268
644,000	NextEra Energy Capital Holdings Inc		2.4400	01/15/32	568,173
1,052,000	NRG Energy, Inc.(a)		5.4070	10/15/35	1,034,632
1,035,000	Sempra		3.8000	02/01/38	880,804
672,000	Sempra		4.0000	02/01/48	509,257
384,000	Virginia Electric and Power Company		4.9500	03/15/36	376,015
					16,350,334

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ELECTRICAL EQUIPMENT — 0.3%
921,000	Amphenol Corporation		4.6250	02/15/36	$889,615
906,000	Vertiv Holdings Company		4.8500	03/15/36	880,267
					1,769,882
	FOOD — 0.4%
1,072,000	JBS N.V./JBS USA Foods Group Holdings, Inc./JBS		5.5000	01/15/36	1,071,111
1,488,000	Kraft Heinz Foods Company		5.0000	06/04/42	1,333,914
					2,405,025
	GAS & WATER UTILITIES — 0.2%
1,097,000	KeySpan Gas East Corporation(a)		5.9940	03/06/33	1,144,845

	HEALTH CARE FACILITIES & SERVICES — 0.2%
802,000	CVS Health Corporation		6.0500	06/01/54	802,988
628,000	IQVIA, Inc.		6.2500	02/01/29	649,135
					1,452,123
	HOME CONSTRUCTION — 0.3%
1,406,000	New Home Company, Inc. (The)(a)		9.2500	10/01/29	1,456,018
508,000	New Home Company, Inc. (The)(a)		8.5000	11/01/30	519,273
					1,975,291
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
907,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.034%	5.6250	06/20/74	905,743
897,000	Jefferies Financial Group, Inc.		5.5000	02/15/36	866,043
1,699,000	Morgan Stanley(b)	SOFRRATE + 1.200%	2.5110	10/20/32	1,502,318
1,948,000	Morgan Stanley(b)	SOFRRATE + 1.870%	5.2500	04/21/34	1,960,819
504,000	Morgan Stanley(b)	H15T5Y + 1.170%	5.3140	01/18/41	491,370
					5,726,293
	INSURANCE — 2.4%
769,000	American National Group, Inc.		6.0000	07/15/35	766,527
1,569,000	Athene Holding Ltd.		5.8750	01/15/34	1,587,387
725,000	Athene Holding Ltd.(b)	H15T5Y + 2.607%	6.6250	10/15/54	698,945
460,000	Constellation Insurance, Inc.(a)		6.8000	01/24/30	460,845
639,000	Enstar Group Ltd.		3.1000	09/01/31	569,239
651,000	Enstar Group Ltd.(a)(b)	SOFRRATE + 2.540%	6.6930	07/15/37	652,696
863,000	GA Global Funding Trust(a)		5.5000	01/08/29	872,114

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,145,000	Global Atlantic Fin Company(a)		6.7500	03/15/54	$1,092,772
648,000	Lincoln National Corporation		5.3500	11/15/35	633,554
810,000	Omnis Funding Trust(a)		6.7220	05/15/55	844,082
499,000	Panther Escrow Issuer, LLC(a)		7.1250	06/01/31	497,706
829,000	RGA Global Funding(a)		5.0000	08/25/32	821,559
772,000	Sammons Financial Group, Inc.(a)		5.9500	06/15/36	773,614
960,000	SBL Holdings, Inc.(a)		7.2000	10/30/34	899,759
888,000	SBL Holdings, Inc.(a)(b)	H15T5Y + 5.620%	6.5000	11/13/74	809,989
1,057,000	Teachers Insurance & Annuity Association of(a)		6.0500	06/15/56	1,067,395
640,000	Transatlantic Holdings, Inc.		8.0000	11/30/39	778,543
					13,826,726
	INTERNET MEDIA & SERVICES — 0.8%
3,095,000	Beignet Investor, LLC(a)		6.5810	05/30/49	3,158,907
1,051,000	Meta Platforms, Inc.		6.2000	05/15/46	1,052,316
602,000	Meta Platforms, Inc.		5.4000	08/15/54	531,526
					4,742,749
	LEISURE FACILITIES & SERVICES — 0.2%
601,000	Carnival Corporation(a)		5.7500	08/01/32	607,621
774,000	NCL Corporation Ltd.(a)		6.7500	02/01/32	772,806
					1,380,427
	MACHINERY — 0.1%
722,000	Caterpillar, Inc.		5.2000	05/15/35	736,704

	MEDICAL EQUIPMENT & DEVICES — 0.3%
684,000	Baxter International, Inc.		2.5390	02/01/32	588,965
1,023,000	VSP Optical Group, Inc.(a)		5.4000	06/01/33	1,026,074
					1,615,039
	METALS & MINING — 0.7%
890,000	Anglo American Capital plc(a)		6.0000	04/05/54	891,543
1,217,000	Freeport-McMoRan, Inc.		5.4500	03/15/43	1,177,358
1,109,000	Glencore Funding, LLC(a)		5.6730	04/01/35	1,137,244
844,000	Southern Copper Corporation		5.3500	06/24/36	840,413
					4,046,558
	OIL & GAS PRODUCERS — 2.2%
875,000	Aker BP ASA(a)		5.8000	10/01/54	815,147
793,000	APA Corporation		6.7500	02/15/55	828,176
843,000	DT Midstream, Inc.(a)		5.8000	12/15/34	861,842
693,000	Energy Transfer, L.P.		5.3500	01/15/36	690,458
1,129,000	Energy Transfer, L.P.		5.9500	05/15/54	1,081,389

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,058,000	Genesis Energy, L.P. / Genesis Energy Finance		6.7500	03/15/34	$1,050,451
291,000	Hess Midstream Operations, L.P.(a)		5.8750	03/01/28	293,213
835,000	MPLX, L.P.		4.5000	04/15/38	756,671
697,000	Ovintiv, Inc.		6.2500	07/15/33	733,482
494,000	PBF Holding Company, LLC / PBF Finance Corporation(a)		7.2500	06/01/34	489,376
587,000	Permian Resources Operating LLC(a)		5.8750	07/01/29	587,224
4,000	Pioneer Natural Resources Company		1.9000	08/15/30	3,591
348,000	Sunoco, L.P. / Sunoco Finance Corporation		4.5000	05/15/29	340,451
1,129,000	Venture Global LNG, Inc.(a)		6.6250	06/15/36	1,113,480
1,194,000	Venture Global Plaquemines LNG, LLC(a)		6.1250	12/15/30	1,222,224
756,000	Williams Companies, Inc. (The)		5.1500	03/15/36	743,328
1,271,000	Woodside Finance Ltd.		6.0000	05/19/35	1,320,677
					12,931,180
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
40,000	Archrock Services, L.P. / Archrock Partners(a)		6.0000	02/01/34	39,784
1,191,000	Baker Hughes Holdings, LLC / Baker Hughes		5.0000	06/15/36	1,165,367
					1,205,151
	REAL ESTATE INVESTMENT TRUSTS — 1.3%
194,000	American Tower Trust #1 Series 2018-1 A(a)		3.6520	03/23/28	191,279
1,027,000	Extra Space Storage, L.P.		4.9500	01/15/33	1,016,875
617,000	Global Net Lease, Inc. / Global Net Lease(a)		3.7500	12/15/27	604,268
1,283,000	Invitation Homes Operating Partnership, L.P.		4.1500	04/15/32	1,221,621
1,031,000	Iron Mountain, Inc.(a)		4.5000	02/15/31	986,628
153,000	Iron Mountain, Inc.(a)		6.2500	01/15/35	153,788
682,000	LXP Industrial Trust		2.7000	09/15/30	621,160
839,000	Phillips Edison Grocery Center Operating		4.9500	01/15/35	822,754
946,000	Prologis Targeted US Logistics Fund, L.P.(a)		5.5000	04/01/34	962,735
1,083,000	Store Capital, LLC		2.7500	11/18/30	979,451
					7,560,559
	RETAIL - DISCRETIONARY — 0.5%
1,138,000	Bath & Body Works, Inc.		6.8750	11/01/35	1,166,089
438,000	ERAC USA Finance, LLC(a)		5.2000	10/30/34	440,772
1,520,000	O’Reilly Automotive, Inc.		5.1000	03/12/36	1,506,570
					3,113,431

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	SEMICONDUCTORS — 0.7%
1,210,000	Entegris Escrow Corporation(a)		4.7500	04/15/29	$1,196,441
1,191,000	Foundry JV Holdco, LLC(a)		6.3000	01/25/39	1,266,729
1,524,000	Intel Corporation		5.3000	05/15/36	1,517,073
86,000	Microchip Technology, Inc.		5.0500	02/15/30	86,380
					4,066,623
	SOFTWARE — 1.9%
2,843,000	CoreWeave, Inc.(a)		9.7500	10/01/31	2,838,747
2,742,000	Flash Compute, LLC(a)		7.2500	12/31/30	2,822,814
1,248,000	Oracle Corporation		5.8750	09/26/45	1,093,182
736,000	Oracle Corporation		6.7000	02/04/56	693,159
882,000	Oracle Corporation		6.1250	08/03/65	741,720
2,881,000	RD Michigan Property Owner I, LLC(a)		7.5000	03/30/45	2,875,279
					11,064,901
	SPECIALTY FINANCE — 1.5%
768,000	Aircastle Ltd. / Aircastle Ireland DAC(a)		5.0000	09/15/30	765,220
1,272,000	Ally Financial, Inc.(b)	SOFRRATE + 1.730%	5.5430	01/17/31	1,278,891
1,157,000	Ally Financial, Inc.		6.7000	02/14/33	1,191,408
1,096,000	American Express Company(b)	SOFRINDX + 1.320%	5.4420	01/30/36	1,118,826
715,000	Capital One Financial Corporation(b)	SOFRRATE + 2.860%	6.3770	06/08/34	756,854
1,025,000	Ladder Capital Finance Holdings LLLP / Ladder(a)		7.0000	07/15/31	1,063,431
508,000	OneMain Finance Corporation		6.1250	05/15/30	508,370
578,000	PennyMac Financial Services, Inc.(a)		6.7500	02/15/34	555,243
862,000	Rocket Companies, Inc.(a)		6.5000	06/15/34	885,213
721,000	Stonebriar A.B.F Issuer, LLC(a)		8.1250	12/15/30	754,343
					8,877,799
	STEEL — 0.1%
508,000	Commercial Metals Company(a)		5.7500	11/15/33	505,276

	TECHNOLOGY HARDWARE — 0.3%
576,000	Dell International, LLC / EMC Corporation		4.7500	10/06/32	569,520
1,312,000	Dell International, LLC / EMC Corporation		5.2500	02/15/37	1,292,100
					1,861,620
	TECHNOLOGY SERVICES — 0.1%
513,000	CACI International, Inc.(a)		6.3750	06/15/33	520,603

	TELECOMMUNICATIONS — 6.0%
2,738,000	APLD ComputeCo, LLC(a)		9.2500	12/15/30	2,955,271

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
816,000	AT&T, Inc.		6.2000	10/30/56	$807,184
1,338,000	AT&T, Inc.		6.3000	10/30/66	1,327,080
2,025,000	Beacon Point DC, LLC(a)		6.1290	11/30/42	2,043,207
2,885,000	Black Pearl Compute, LLC(a)		6.1250	02/15/31	2,925,577
2,819,000	Cipher Compute, LLC(a)		7.1250	11/15/30	2,933,937
2,565,000	Core Scientific Finance I, LLC(a)		7.7500	05/15/31	2,602,964
2,076,000	Edged Compute, LLC(a)		7.5000	04/30/31	2,024,894
2,878,000	HUT 8 DC, LLC(a)		6.1920	11/15/42	2,916,287
2,892,000	PR RNO Property Owner 1, LLC(a)		6.5000	05/01/31	2,889,822
2,919,000	QTS Fayetteville I Dc1-2, LLC / QTS TRS(a)		5.7000	04/15/36	2,776,426
2,801,000	SE Cosmos, LLC(a)		8.8750	05/01/31	2,881,941
856,000	Sprint Capital Corporation		8.7500	03/15/32	1,008,654
2,899,000	SV RNO Property Owner 1, LLC(a)		5.8750	03/01/31	2,859,047
1,286,000	T-Mobile USA, Inc.		6.0000	06/15/54	1,272,273
688,000	Verizon Communications, Inc.		5.8750	11/30/55	667,940
					34,892,504
	TOBACCO & CANNABIS — 0.2%
672,000	Philip Morris International, Inc.		4.2500	11/10/44	565,143
806,000	Reynolds American, Inc.		5.8500	08/15/45	794,398
					1,359,541
	TRANSPORTATION & LOGISTICS — 0.8%
749,917	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	751,816
783,000	Burlington Northern Santa Fe, LLC		4.9500	09/15/41	755,047
1,169,000	Delta Air Lines, Inc.		5.2500	07/10/30	1,182,107
540,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	559,599
561,000	United Airlines Holdings, Inc.		4.8750	03/01/29	555,831
1,030,000	United Airlines, Inc.(a)		4.6250	04/15/29	1,016,379
					4,820,779
	TOTAL CORPORATE BONDS (Cost $201,019,406)				200,634,765

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 0.5%
	BOND — 0.5%
2,880,000	City of New York NY	5.3920	10/01/55	2,775,597
	TOTAL MUNICIPAL BONDS (Cost $2,758,771)			2,775,597

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.3%
7,797,950	Fannie Mae Pool FA0642	2.5000	03/01/42	$6,965,774
8,881,860	Fannie Mae Pool FM8686	2.5000	09/01/51	7,619,133
8,146,401	Fannie Mae Pool FS1133	4.0000	10/01/51	7,700,652
5,123,702	Fannie Mae Pool CB6081	5.5000	04/01/53	5,181,617
3,524,704	Fannie Mae Pool FA0202	5.5000	02/01/54	3,557,523
5,105,546	Fannie Mae Pool CB8755	6.0000	06/01/54	5,256,981
6,903,083	Fannie Mae Pool FS9801	5.5000	11/01/54	6,941,061
6,154,388	Freddie Mac Pool SD6920	4.0000	04/01/47	5,926,775
9,327,147	Freddie Mac Pool SD0739	3.5000	10/01/51	8,592,402
6,335,148	Freddie Mac Pool SL0704	4.5000	03/01/53	6,154,173
5,453,164	Freddie Mac Pool SL0448	4.5000	04/01/53	5,271,457
8,174,473	Freddie Mac Pool SD3354	5.0000	06/01/53	8,099,302
424,651	Freddie Mac Pool SD3282	5.0000	06/01/53	425,442
1,735,539	Freddie Mac Pool SD4170	5.5000	11/01/53	1,748,054
3,715,262	Freddie Mac Pool SL5439	6.0000	06/01/54	3,831,409
6,444,104	Freddie Mac Pool QX0510	5.0000	12/01/54	6,350,132
4,232,209	Freddie Mac Pool SL1522	6.0000	02/01/55	4,395,238
3,441,856	Freddie Mac Pool SL0797	6.0000	02/01/55	3,537,930
3,008,042	Freddie Mac Pool SL0769	6.0000	02/01/55	3,125,668
4,005,980	Freddie Mac REMICS Series 5266 ZB	4.5000	09/25/52	3,703,453
50,751	Ginnie Mae I Pool 711067	5.0000	01/15/40	51,619
620,292	Ginnie Mae II Pool 786280	4.0000	07/20/52	579,865
1,778,868	Freddie Mac Pool SF3012	4.0000	05/01/36	1,744,136
				106,759,796
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $106,208,025)			106,759,796

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 10.6%
10,352,400	United States Treasury Bond	2.5000	02/15/45	7,263,664
7,948,100	United States Treasury Bond	3.3750	11/15/48	6,219,078
32,340,400	United States Treasury Bond	1.3750	08/15/50	15,872,062
21,481,300	United States Treasury Bond	4.2500	08/15/54	19,182,968
12,316,600	United States Treasury Inflation Indexed Bonds	1.8750	07/15/35	12,494,649
48,000	United States Treasury Note/Bond	4.0000	04/30/32	47,374
1,180,900	United States Treasury Note/Bond	4.1250	02/15/36	1,152,300
				62,232,095
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $63,232,007)			62,232,095

	TOTAL INVESTMENTS - 98.3% (Cost $577,366,001)			$575,101,326
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%			9,706,768
	NET ASSETS - 100.0%			$584,808,094

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Investments (continued)

June 30, 2026 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $192,548,929 or 32.93% of net assets.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

H15T1Y — 1 Year Treasury Rate

H15T5Y — 5 Year Treasury Rate

SOFRINDX — Secured Overnight Financing Rate Index

SOFRRATE — Secured Overnight Financing Rate

TSFR3M — Chicago Mercantile Exchange Term Secured Overnight Finance Rate (3 Month)

USISOA05 — 5 Year Secured Overnight Financing Swap Rate

USSW5 — USD 5 Year Interest Rate Swap Rate

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Schedule of Futures Contracts

June 30, 2026 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
CBOT 2-Year US Treasury Note Future	125	10/01/2026	$25,764,649	$25,766,601	$1,952
CBOT 5-Year US Treasury Note Future	25	10/01/2026	2,665,818	2,676,172	10,354
CBOT US Treasury Bond Future	105	09/22/2026	11,756,327	11,917,500	161,173
Ultra 10-Year US Treasury Note Future	20	09/22/2026	2,218,742	2,249,375	30,633
Total Futures Contracts			$42,405,536	$42,609,648	$204,112

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Sterling Capital Enhanced Core Bond ETF
Assets:
Investments at fair value(a)	$575,101,326
Cash held for futures contract transactions(b)	681,499
Cash	9,357,157
Receivable for investments sold	1,413,007
Interest receivable	4,798,612
Unrealized appreciation on futures contracts	204,112
Total Assets	591,555,713
Liabilities:
Payable for investments purchased	6,328,601
Accrued expenses and other payables:
Investment advisory fees	419,018
Total Liabilities	6,747,619
Net Assets	$584,808,094
Net Assets consist of:
Capital	$585,601,670
Total distributable earnings (accumulated deficit)	(793,576)
Net Assets	$584,808,094
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	23,400,000
Net asset value, offering and redemption price per share	$24.99
(a) Investments, at cost	$577,366,001
(b) Cash held as collateral at broker

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Sterling Capital Enhanced Core Bond ETF
Investment Income:
Dividend income	$35,361
Interest income	13,555,069
Total investment income	13,590,430
Expenses:
Investment advisory fees (See Note 6)	1,037,300
Total expenses	1,037,300
Net investment income	12,553,130

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(303,197)
Futures contracts	(818,621)
Change in unrealized appreciation/(depreciation) on:
Investments	(7,288,512)
Futures contracts	245,648
Net realized and change in unrealized loss on investments	(8,164,682)
Net increase in net assets resulting from operations	$4,388,448

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Period Ended December 31, 2025(a)
Increase in Net Assets due to:
Operations:
Net investment income	$12,553,130	$15,027,867
Net realized gain (loss)	(1,121,818)	628,834
Net change in unrealized appreciation (depreciation)	(7,042,864)	4,982,302
Net increase in net assets resulting from operations	4,388,448	20,639,003

Distributions to Shareholders:
Income distribution	(10,253,087)	(15,567,940)

Capital Transactions:
Proceeds from shares sold	239,960,042	482,814,396
Cost of shares redeemed	(137,172,768)	—
Change in net assets from capital transactions	102,787,274	482,814,396
Change in net assets	96,922,635	487,885,459

Net Assets:
Beginning of period	487,885,459	—
End of period	$584,808,094	$487,885,459

Share Transactions:
Shares sold	9,500,000	19,300,000
Shares redeemed	(5,400,000)	—
Net increase in shares outstanding	4,100,000	19,300,000

(a)	For the period March 13, 2025 (commencement of operations) to December 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Period Ended December 31, 2025(a)
Net asset value, beginning of period	$25.28		$25.00

Income from investment operations:
Net investment income	0.59		0.89
Net realized and unrealized gain (loss) on investments	(0.39)		0.31
Total from investment operations	0.20		1.20

Less distributions to shareholders from:
Net investment income	(0.49)		(0.92)

Net asset value, end of period	$24.99		$25.28

Total Return(b)	0.84	%(c)	4.83	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$584,808		$487,885
Ratio of expenses to average net assets	0.39	%(d)	0.39	%(d)
Ratio of net investment income to average net assets	4.77	%(d)	4.63	%(d)
Portfolio turnover	76	%(c)(e)	67	%(c)(e)

(a)	For the period March 13, 2025 (commencement of operations) to December 31, 2025.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (See Note 8)

See accompanying notes which are an integral part of these financial statements.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements

June 30, 2026 (Unaudited)

NOTE 1. ORGANIZATION

Sterling Capital Enhanced Core Bond ETF (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) at a meeting of the Board of Trustees (the “Board”) held on December 10-11, 2024. The Trust is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2023 (the “Trust Agreement”). The Trust Agreement permits the Board to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Sterling Capital Management, LLC (the “Adviser”). The Fund’s investment objective is to seek high level current income and competitive total return.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, interest income is recorded on an accrual basis and includes the amortization of premium or accretion of discount based on the effective yield.

Dividends and Distributions – The Fund intends to distribute its net investment income, if any, monthly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities,

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$201,752,652	$—	$201,752,652
Corporate Bonds	—	200,634,765	—	200,634,765
Municipal Bonds	—	2,775,597	—	2,775,597
Preferred Stocks	946,421	—	—	946,421
U.S. Government & Agencies	—	106,759,796	—	106,759,796
U.S. Treasury Bonds & Notes	—	62,232,095	—	62,232,095
Total	$946,421	$574,154,905	$—	$575,101,326

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts(a)	$204,112	$—	$—	$204,112
Total	$204,112	$—	$—	$204,112

(a)	The amount shown represents the unrealized appreciation/(depreciation).

The Fund did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE INSTRUMENTS RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates. Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives may be used to increase or decrease exposure to the following risk:

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

Interest Rate Risk: Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

NOTE 5. DERIVATIVE TRANSACTIONS

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026, and the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2026.

At June 30, 2026:

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized appreciation on futures contracts*	Unrealized depreciation on futures contracts*
Interest Rate Contracts	$204,112	$—

*	Includes cumulative appreciation/(depreciation), as reported in the Schedule of Futures Contracts.

For the six months ended June 30, 2026:

Location	Interest Rate Contracts
Net Realized gain (loss) from:
Futures contracts	$(818,621)

Change in unrealized appreciation/depreciation on:
Futures contracts	$245,648

The following table summarizes the average ending monthly notional value of derivatives outstanding during the six months ended June 30, 2026:

Derivatives	Average Ending Monthly Notional Value
Long Futures	$40,397,096

The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2026:

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received*	Net Amount
Futures Contracts	$204,112	$—	$204,112	$—	$—	$204,112

*	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statement of Assets and Liabilities as cash held for futures contract transactions.

NOTE 6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the investment advisory agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.39% of the Fund’s average daily net assets. Pursuant to its Agreement, the Adviser has agreed to pay all other expenses of the Fund, except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1.

For the six months ended June 30, 2026, the Adviser earned a fee of $1,037,300 from the Fund. At June 30, 2026, the Fund owed the Adviser $419,018 relating to the Adviser fee.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved by the Board.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her required retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus capacity at

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees”, meaning those Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, as amended, have each received an annual retainer of $2,000 per Fund and $500 per Fund for each quarterly Board meeting. The Trust also reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at Board meetings. The officers of the Trust are employees of Ultimus.

Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 7. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, purchases and sales of investment securities, other than short-term investments and long-term U.S. government obligations, were $285,943,441 and $171,485,136, respectively.

For the six months ended June 30, 2026, purchases and sales of long-term U.S. government obligations were $168,627,447 and $186,242,784, respectively.

NOTE 8. CAPITAL SHARES TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee of $250 per transaction may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). An additional variable charge of 2.00% for cash redemptions or redemptions may

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

also be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). For the six months ended June 30, 2026, the Fund received $11,000 and $124,287 in Fixed Fees and Variable Charges, respectively. Transaction Fees are recorded as an increase to paid-in capital and are included in proceeds from shares sold on the Statement of Changes in Net Assets. The Fixed Fees are retained by the Adviser, which bears the custodial and processing costs they defray under the unitary advisory fee described in Note 6, and are accordingly included in the investment advisory fee expense reported on the Statement of Operations. Net assets are not affected by this presentation.

NOTE 9. FEDERAL TAX INFORMATION

At June 30, 2026, the net unrealized appreciation/(depreciation) and tax cost of investments for tax purposes were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Enhanced Core Bond ETF	$577,366,001	$2,138,184	$(4,402,858)	$(2,264,674)

For Federal income tax purposes, the cost of securities owned at June 30, 2026, and the net realized gains or losses on securities sold for the period, may differ from amounts reported for financial reporting purposes primarily due to wash sales, derivative transactions and other temporary differences. Such differences are determined as of the Fund’s fiscal year end and, accordingly, the amounts presented above are based on the Fund’s financial reporting cost.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the six months ended June 30, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund were immaterial.

NOTE 10. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. MATERIAL EVENTS

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of the Adviser, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than certain Guardian shares held by specific shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for a combination of cash and shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) occurred on March 23, 2026.

The Adviser is now an indirect, wholly-owned subsidiary of Desjardins. It is anticipated that the Adviser will continue to operate as a standalone entity. To provide continuity and stability, the Adviser’s team of management and senior professionals will continue servicing the Adviser’s clients, including the Fund.

At a meeting held on October 23, 2025, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Reorganization”) of the Fund into a fund of the same name, a newly created series of Sterling Capital Funds (the “Acquiring Fund”), whereby the Acquiring Fund will acquire the assets and assume the liabilities of the Fund. The Adviser will continue to serve as the adviser of the Acquiring Fund following the Reorganization. The Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and principal risks as the Fund. The same portfolio managers of the Fund will continue to be responsible for the day-to-day management of the Acquiring Fund. The management fee and expense ratio of the Acquiring Fund are expected to be the same as those of the Fund.

The Reorganization will occur by transferring all of the assets and liabilities of the Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund. As a result, shareholders of the Fund will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Fund held immediately prior to the Reorganization. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. The Board of the Trust has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization.

Sterling Capital Enhanced Core Bond ETF

Notes to the Financial Statements (continued)

June 30, 2026 (Unaudited)

The Reorganization was subject to approval by shareholders of the Fund and was originally expected to occur in March 2026, but was postponed. Shareholders of the Fund approved the Reorganization at a special meeting of shareholders held on August 18, 2026. The Reorganization is expected to occur in September 2026.

NOTE 12. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure other than as disclosed in Note 11.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable – disclosed with annual report.

(a)(2)	Not Applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	9/03/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, President and Principal Executive Officer

Date	9/03/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	9/03/2026